U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Schwab Annuity Portfolios 101
 Montgomery Street, San Francisco, CA 94104



2
Name of
each series or class of securities for which this Form is
 filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio



3
Investment Company
 Act File Number: 	811-08314.
Securities Act File Number: 	033-74534.



4
(a)
Last day of fiscal year for which this Form is filed:
 	 December 31, 2008.



4 (b)
[  ]  Check box if
this Form is being filed late (i.e. more than 90 calendar
 days
after the end of the issuer's fiscal year) (See Instruction A.2).




Note: If the Form is being filed late, interest must be paid on the registration fee due.



4 (c)
[  ] Check box
if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:





(i)
Aggregate sale price of securities sold during
the fiscal year pursuant to section 24(f):
$281,257,177




  (ii)
Aggregate price of securities redeemed or repurchased
during the fiscal year:
$226,754,995



 (iii)
Aggregate
 price of securities redeemed or repurchased during any
prior fiscal year ending no earlier than October 11, 1995
that were not previously used to reduce registration fees
payable to the Commission:
$0




  (iv)
Total available redemption credits [add Items 5(ii) and 5(iii)]:
-$226,754,995



   (v)
Net sales - If Item 5(i)
 is greater than Item 5(iv) [subtract Item 5(iv) from Item
 5(i)]:
$54,502,182



 (vi)
Redemption credits available
 for use in future years - if Item 5(i) is less than Item
5(iv)[subtract Item 5(iv) from Item (5(i)]:
$0



(vii)

Multiplier for determining registration fee
(See instruction C.9):
x  .0000393



(viii)
Registration
fee due [multiply Item 5(v) by Item 5(vii)] enter  " 0 "
if no fee is due.
=  $2,141.94



6
Prepaid Shares


If
the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
 Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due - if this Form is being filed more
 than 90 days after the end of the issuer's fiscal year
(See Instruction D):
+  $0



8
Total amount of the
registration fee due plus any interest due [line 5(viii)
plus line 7]:
=  $2,141.94



9
Date the registration
fee and any interest payment was sent to the Commission's
lockbox depository:
March 10, 2007
CIK Number designated to receive payment:
0000918266





Method of Delivery:
N/A






	[x ] Wire Transfer
	[  ] Mail or other means





SIGNATURES

This report has been signed below by the following
 persons on behalf of the issuer
and in the capacities and on the dates indicated.

By:
/s/ James D. Pierce

James D. Pierce

Director
  Fund Administration
03/10/2009